Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	$ (500)	$ (333)
Gain/ (Loss) reclassified from Accumulated OCI into income	(232)	(288)
Gain/ (Loss) recognized in Other income/expense	1	(32)
Foreign exchange contracts [Member] | Included in Sales to customer [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	(60)	(66)
Gain/ (Loss) reclassified from Accumulated OCI into income	(9)	(52)
Foreign exchange contracts [Member] | Included in Cost of products sold [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	(103)	(296)
Gain/ (Loss) reclassified from Accumulated OCI into income	(154)	(300)
Foreign exchange contracts [Member] | Included in Research and development expense [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	24	51
Gain/ (Loss) reclassified from Accumulated OCI into income	(22)	57
Foreign exchange contracts [Member] | Included in Other (income)/expense, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	45	18
Gain/ (Loss) reclassified from Accumulated OCI into income	(2)	1
Foreign exchange contracts [Member] | Included in Other (Income)/Expense Type Two, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Other income/expense	(1)	(2)
Foreign exchange contracts [Member] | Included in Other (Income)/Expense Type Three, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Other income/expense	2	(38)
Foreign exchange contracts [Member] | Included in Other (Income)/Expense Type Four, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Other income/expense	(1)	5
Foreign exchange contracts [Member] | Other Interest Income Expense Type Six Net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Other income/expense	1	3
Cross currency interest rate swaps [Member] | Included in Interest (income)/Interest expense, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	(406)	(40)
Gain/ (Loss) reclassified from Accumulated OCI into income	(45)	6
Gain/ (Loss) recognized in Other income/expense	$ 0	$ 0